Submission	Oct. 24, 2025
Submission [Line Items]
Central Index Key	0001981519
Registrant Name	Mixed Martial Arts Group Limited
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A